SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2011
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if All instruments outstanding were exercised

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at September 30, 2011 were exercised:

Common shares outstanding at September 30, 2011	169,377,973
Employees' stock options	8,960,551
Warrants	8,600,000
Restricted share unit plan	50,391

186,988,915

Schedule of changes in common stock outstanding

  The following table illustrates the changes in common shares outstanding for the nine months ended September 30, 2011:

	# of Shares	$ Amount
Common shares outstanding, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	306,688	16,972
Shares issued under Incentive Share Purchase Plan	223,191	14,238
Shares issued under Dividend Reinvestment Plan	134,990	8,494
Restricted share unit plan	(7,251)	(854)

Common shares outstanding, end of period	169,377,973	3,117,067

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three months ended September 30,		Nine months ended September 30,
	2011	2010	2011	2010
Net income (loss)	$(81,614)	$121,461	$32,475	$244,153

Weighted average number of common shares outstanding — basic (in thousands)	169,238	167,461	169,055	160,353
Add: Dilutive impact of employee stock options	—	1,131	1,094	1,131
Dilutive impact of warrants	—	2,040	2,447	1,811
Dilutive impact of treasury shares related to restricted share unit plan	—	47	50	47

Weighted average number of common shares outstanding — diluted (in thousands)	169,238	170,679	172,646	163,342

Net income (loss) per share — basic	$(0.48)	$0.73	$0.19	$1.52

Net income (loss) per share — diluted	$(0.48)	$0.71	$0.19	$1.49